Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Revenues:
Online game	$ 435,512	$ 327,153	[1]	$ 267,585	[1]
Online advertising	38,211	26,953	[1]	20,617	[1]
Others	10,853
Total revenues	484,576	354,106	[1]	288,202	[1]
Cost of revenues:
Online game (including transactions with a related party of $13, $nil, $nil, respectively)	49,837	29,852	[1]	17,518	[1]
Online advertising (including transactions with a related party of $16, $22 and $37, respectively)	3,892	3,154	[1]	2,431	[1]
Others (including transactions with a related party of $nil, $nil and $763, respectively)	13,783
Total cost of revenues	67,512	33,006	[1]	19,949	[1]
Gross profit	417,064	321,100	[1]	268,253	[1]
Operating expenses:
Product development (including transactions with related parties of $nil, $906 and $nil, respectively)	52,238	39,893	[1]	28,864	[1]
Sales and marketing (including transactions with a related party of $15,394, $7,459 and $6,002, respectively)	49,893	39,211	[1]	36,348	[1]
General and administrative (including transactions with a related party of $1,029, $1,486 and $1,483, respectively)	29,684	19,558	[1]	20,052	[1]
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	5,420
Total operating expenses	137,235	98,662	[1]	85,264	[1]
Operating profit	279,829	222,438	[1]	182,989	[1]
Interest income	11,933	4,194	[1]	3,391	[1]
Foreign currency exchange loss	(618)	(527)	[1]	(12)	[1]
Interest expense (including interest expense of $104, $nil and $nil, respectively, to a related party)	(7)	(39)	[1]	(104)	[1]
Other income (expense)	457	(1,393)	[1]	159	[1]
Income before income tax expense	291,594	224,673	[1]	186,423	[1]
Income tax expense	43,580	29,990	[1]	24,205	[1]
Net income	248,014	194,683	[1],[2]	162,218	[1],[2]
Less: Net income attributable to the mezzanine classified non-controlling interest	2,558
Net income attributable to Changyou.com Limited.	245,456	194,683	[1]	162,218	[1]
Net income	248,014	194,683	[1],[2]	162,218	[1],[2]
Other comprehensive income: Foreign currency translation adjustment	21,867	10,291	[1]	151	[1]
Comprehensive income	269,881	204,974	[1]	162,369	[1]
Comprehensive income attributable to the mezzanine classified non-controlling interest	2,558
Comprehensive income attributable to Changyou.com Limited.	267,323	204,974	[1]	162,369	[1]
Basic net income per share	$ 2.34	$ 1.88	[1]	$ 1.61	[1]
Diluted net income per share	$ 2.30	$ 1.83	[1]	$ 1.57	[1]
Basic net income per ADS	$ 4.68	$ 3.75	[1]	$ 3.22	[1]
Diluted net income per ADS	$ 4.61	$ 3.66	[1]	$ 3.15	[1]
Weighted average number of ordinary shares outstanding, basic	104,854	103,792	[1]	100,728	[1]
Weighted average number of ordinary shares outstanding, diluted	106,600	106,239	[1]	103,051	[1]
Weighted average number of ADS outstanding, basic	52,427	51,896	[1]	50,364	[1]
Weighted average number of ADS outstanding, diluted	53,300	53,120	[1]	51,526	[1]
Cost Of Revenues [Member]
Total share-based compensation cost included in:
Share-based Compensation	230	430	[1]	356	[1]
Product Development [Member]
Total share-based compensation cost included in:
Share-based Compensation	2,399	4,465	[1]	7,419	[1]
Sales And Marketing [Member]
Total share-based compensation cost included in:
Share-based Compensation	960	569	[1]	304	[1]
General And Administrative [Member]
Total share-based compensation cost included in:
Share-based Compensation	$ 2,528	$ 4,098	[1]	$ 5,418	[1]

[1]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6—"BUSINESS COMBINATIONS -Acquisition of the 17173 Business".
[2]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6 - "BUSINESS COMBINATIONS—Acquisition of the 17173 Business".